Bunker Hill Mine and Mining Interests (Details Narrative) - USD ($)						12 Months Ended
	Jun. 23, 2023	Jun. 23, 2023	Mar. 03, 2022	Jan. 07, 2022	Nov. 20, 2020	Dec. 31, 2023	Dec. 31, 2022	Jan. 07, 2023	Jan. 08, 2022	Jan. 06, 2022
Reserve Quantities [Line Items]
Payments for deposits						$ 19,000,000
Capitalized cost		1.35%		1.35%
Gain on extinguishment of debt						99,569
Land purchase			$ 202,000				202,000
C and E Tree Farm LLC [Member] | Through February 2026 [Member]
Reserve Quantities [Line Items]
Monthly payments						10,000
C and E Tree Farm LLC [Member] | Through March 1, 2026 [Member]
Reserve Quantities [Line Items]
Option to purchase land						3,129,500
Royalty Convertible Debenture [Member]
Reserve Quantities [Line Items]
Capitalized cost	1.85%
RCD Note [Member]
Reserve Quantities [Line Items]
Capitalized cost		1.85%		1.85%
Gain on extinguishment of debt		$ 6,980,932
Mine Development [Member]
Reserve Quantities [Line Items]
Capitalized cost								$ 2,722,889
Common Stock [Member]
Reserve Quantities [Line Items]
Gain on extinguishment of debt						(268,889)
Amended Agreement [Member], Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Purchases price consideration					$ 7,700,000
Payable in cash					5,700,000
Remaining payments purchase assets					300,000
Consideration shares					2,000,000
Contract purchase price					2,000,000
Amended Agreement [Member], Placer Mining Corp [Member] | Minimum [Member]
Reserve Quantities [Line Items]
Payable in cash					3,400,000
Number shares issued of common shares					2,000,000
E P A Settlement Agreement Member Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Payable in cash				$ 5,400,000
Contract purchase price				7,700,000
EPA cost recovery payable - short-term					$ 11,000,000
Payments for deposits				2,000,000
Credit by seller for prior maintenance payments				300,000
Net present value of water treatment cost recovery liability assumed				6,402,425
Capitalized legal and closing costs				444,785
Environmental Protection Agency Agreement [Member]
Reserve Quantities [Line Items]
Payable in cash				5,400,000
Payments purchase asset				3,400,000
Incremental Liabilities				8,000,000		$ 17,000,000			$ 9,000,000	$ 8,000,000
Environmental Protection Agency Agreement [Member] | Common Stock [Member]
Reserve Quantities [Line Items]
Remaining payments purchase assets				$ 2,000,000